Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Disclosure of commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 454
2019 [member]
Disclosure of commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	153
2020 [member]
Disclosure of commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	152
2021 [member]
Disclosure of commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 149